Debt and other liabilities - Schedule of the senior secured convertible note and secured convertible loans (Details) - Convertible Debt Related And Non Related Parties [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of The Senior Secured Convertible Note And Secured Convertible Loans [Line Items]
Accrued interest	$ 4,872,506	$ 3,067,309
Amortization of debt discount	2,113,742	491,928
Interest Expense, Debt, Total	$ 6,986,248	$ 3,559,237